Stock-Based Compensation (Option Activity Summary) (Details 4) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 97	$ 94	$ 90
Options exercised (in dollars per share)	$ 97	$ 90	$ 86
Options canceled/expired (in dollars per share)	$ 95	$ 86	$ 75
Outstanding, ending balance (in dollars per share)	$ 97	$ 97	$ 94
Exercisable at end of period (in dollars per share)	$ 97	$ 97	$ 94
Number of Shares under Option
Outstanding, beginning balance (in shares)	5,622,951	11,389,721	20,662,322
Options exercised (in shares)	(3,740,252)	(5,585,127)	(9,080,170)
Options canceled/expired (in shares)	(131,750)	(181,643)	(192,431)
Outstanding, ending balance (in shares)	1,750,949	5,622,951	11,389,721
Exercisable at end of period (in shares)	1,750,949	5,622,951	11,389,721